INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 72,610	$ 75,511	$ 75,511
Changes resulting from:
Property acquisitions			349		755
Capital expenditures			779		1,997
Property dispositions			(639)		(2,360)
Fair value gains (losses), net			1,012		(1,388)
Foreign currency translation			(10)		278
Transfer between commercial properties and commercial developments			0		0
Reclassifications to assets held for sale and other changes			(914)		(2,183)
Balance, end of period	$ 73,187		73,187		72,610
Right-of-use assets	177		177		164
Current lease liabilities	43		43		43
Non-current lease liabilities	896		896		875
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			70,294	71,565	71,565
Changes resulting from:
Property acquisitions			337		647
Capital expenditures			410		1,140
Property dispositions			(295)		(2,339)
Fair value gains (losses), net	439	$ (907)	883	(996)	(1,607)
Foreign currency translation			(7)		322
Transfer between commercial properties and commercial developments			120		2,709
Reclassifications to assets held for sale and other changes			(914)		(2,143)
Balance, end of period	70,828		70,828		70,294
Right-of-use assets	730		730		729
Current lease liabilities	36		36		35
Non-current lease liabilities	722		722		712
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			2,316	3,946	3,946
Changes resulting from:
Property acquisitions			12		108
Capital expenditures			369		857
Property dispositions			(344)		(21)
Fair value gains (losses), net	100	$ 94	129	$ 182	219
Foreign currency translation			(3)		(44)
Transfer between commercial properties and commercial developments			(120)		(2,709)
Reclassifications to assets held for sale and other changes			0		(40)
Balance, end of period	2,359		2,359		2,316
Right-of-use assets	$ 22		$ 22		$ 10